   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 31, 1997
                                                SECURITIES ACT FILE NO. 33-57732
                                        INVESTMENT COMPANY ACT FILE NO. 811-7462
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  ----------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                       POST-EFFECTIVE AMENDMENT NO. 12                   [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

                               AMENDMENT NO. 13                          [X]

                           THE SIERRA VARIABLE TRUST
              --------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                         9301 CORBIN AVENUE, SUITE 333
                         NORTHRIDGE, CALIFORNIA  91324
                   ----------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (818) 725-0200

                                KEITH B. PIPES
                           THE SIERRA VARIABLE TRUST
                        601 WEST MAIN STREET, SUITE 801
                        SPOKANE, WASHINGTON 99201-0613
                    ---------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:

                           JOSEPH B. KITTREDGE, JR.
                                 ROPES & GRAY
                            ONE INTERNATIONAL PLACE
                         BOSTON, MASSACHUSETTS  02110

It is proposed that this filing will become effective (check appropriate box):
     [ ]  immediately upon filing pursuant to paragraph (b), or
     [ ]  on [date] pursuant to paragraph (b), or
     [X]  60 days after filing pursuant to paragraph (a)(1), or
     [ ]  75 days after filing pursuant to paragraph (a)(2), or
     [ ]  on [date] pursuant to paragraph (a) of Rule 485.

                           THE SIERRA VARIABLE TRUST
                                   FORM N-1A
                             CROSS REFERENCE SHEET


PART A

Item No.                                         Prospectus Heading
--------                                         ------------------
1. Cover Page..........................          Cover Page

2. Synopsis............................          Highlights

3. Condensed Financial
   Information.........................          Financial Highlights

4. General Description of
   Registrant..........................          Management of the Trust;
                                                 Investment Policies; Certain Investment
                                                 Guidelines; Special Considerations;
                                                 General Information and History

5. Management of the Fund..............          Management of the Trust-Investment Advisor, --
                                                 Sub-Advisors, --
                                                 Distributor and -Administration;
                                                 Investment Guidelines; Special Considerations

5A.  Management's Discussion of
     Fund Performance..................          Not Applicable

6. Capital Stock and Other
   Securities..........................          Dividends, Distributions and Taxes; General Information and
                                                 History --The Trust

7. Purchase of Securities
   Being Offered.......................          General Information and History -- Purchase and Redemption,
                                                 and -- Net Asset Value; Management of the Trust --
                                                 Distributor

8. Redemption or Repurchase............          General Information and History -- Purchase and Redemption

9. Pending Legal Proceedings...........          Not Applicable

PART B

                                          Heading in Statement of
Item No.                                  Additional Information
--------                                  ----------------------
10.  Cover Page....................       Cover Page

11.  Table of Contents.............       Contents

12.  General Information and
     History............................           General Information and History; Management of the Trust;
                                                   see Prospectus -- "General Information and History"

13.  Investment Objectives and
     Policies...........................           Investment Objectives and Policies of the Funds and
                                                   Portfolios

14.  Management of the Fund.............           Management of the Trust

15.  Control Persons and Principal
     Holders of Securities..............           Management of the Trust; see Prospectus -- "General
                                                   Information and History"

16.  Investment Advisory and
     Other Services.....................           Management of the Trust; see Prospectus -- "Management of
                                                   the Trust -- Administration"

17.  Brokerage Allocation and
     Other Practices....................           Investment Objectives and Policies of the Funds and Portfolios

18.  Capital Stock and Other
     Securities.........................           Management of the Trust; see Prospectus -- "Dividends,
                                                   Distributions and Taxes" and "General Information and
                                                   History"

19.  Purchase, Redemption and
     Pricing of Securities Being
     Offered............................           Purchase and Pricing of Shares; Net Asset Value

20.  Tax Status.........................           Taxes; see Prospectus -- "Dividends, Distributions and Taxes"

21.  Underwriters.......................           Purchase and Pricing of Shares; see Prospectus --
                                                   "Management of the Trust -- Distributor"

22.  Calculation of Performance
     Data...............................           Performance; see Prospectus -- "Performance"

23.  Financial Statements...............           Financial Statements

PART C

          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

             SUPPLEMENT DATED MARCH 1, 1998 TO THE PROSPECTUSES OF

                          THE SIERRA VARIABLE TRUST,
            dated May 1, 1997, as amended and supplemented to date

The Prospectuses referred to above are amended and supplemented as follows:

     On December 23, 1997, the shareholders of The Sierra Variable Trust ("SVT") approved the reorganization of the SVT Short Term Global Government Fund (the "Merging Fund") with and into the SVT Short Term High Quality Bond Fund. As a result, shares of the SVT Short Term Global Government Fund will no longer be offered or sold, and will not be available for purchase by exchange.

     On December 23, 1997, shareholders of each of the funds of SVT (collectively, the "Sierra Funds") also approved the appointment of Composite Research & Management Co. ("Composite"), an affiliate of Sierra Capital Management, as the new investment adviser for the Sierra Funds other than the Merging Fund (the "Continuing Sierra Funds"). The shareholders also approved the reappointment of the sub-advisers for the Growth, Emerging Growth and International Growth Funds of SVT. Composite will manage the portfolio of each other Continuing Sierra Fund without a sub-adviser.

     The individuals with primary responsibility for the day-to-day management of the Fund's portfolios will remain unchanged except as follows: Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of Composite, has been employed by Composite since 1992 and has primary responsibility for the day-to-day management of the SVT Short Term High Quality Bond, SVT U.S. Government and SVT Corporate Income Funds; and Phillip M. Foreman, CFA, Vice President and Senior Portfolio Manager of Composite, has been employed by Composite since 1991 and has primary responsibility for the day-to-day management of the SVT Growth and Income Fund.

     Murphey Favre Securities Services, Inc., an affiliate of Composite, serves as transfer agent for the Sierra Funds.

     SVT MONEY MARKET FUND (FORMERLY THE SVT GLOBAL MONEY FUND). The name of the Global Money Fund of the Sierra Variable Trust is now the "Money Market Fund." The SVT Money Market Fund pursues its objective of maximizing current income consistent with safety of principal and maintenance of liquidity by investing in high quality management instruments. The Fund invests only in U.S. dollar-denominated short-term, money market securities that present minimal credit risks and meet the following rating criteria. The Fund will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to a comparable security (i) is rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities, (ii) is rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or (iii) if not so rated, is determined to be of comparable quality. At the time of investment, no security purchased by the Fund (except securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and the Fund's average portfolio maturity cannot exceed 90 days. Although the Fund attempts to maintain a stable net asset value ("NAV") of $1.00, there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00.


For further information about the Sierra Funds, please call 1-800-222-5852.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

     Part A (the Prospectus) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 2, 1997, is incorporated herein by reference.

                      STATEMENT OF ADDITIONAL INFORMATION
                                 March 1, 1998

                           THE SIERRA VARIABLE TRUST
                         9301 CORBIN AVENUE, SUITE 333
                         NORTHRIDGE, CALIFORNIA  91324


 .  Money Market Fund                    .  Emerging Growth Fund
 .  Bond & Stock Fund                    .  International Growth Fund
   Fund
 .  Short Term High Quality Bond         .  Capital Growth Portfolio
   Fund
 .  U.S. Government Fund                 .  Growth Portfolio
 .  Corporate Income Fund                .  Balanced Portfolio
 .  Growth and Income Fund               .  Value Portfolio
 .  Growth Fund                          .  Income Portfolio
 .  Northwest Fund


  This Statement of Additional Information ("SAI") is not a prospectus but supplements the information contained in the Prospectuses relating to the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund, International Growth Fund, Capital Growth Portfolio, Bond & Stock Fund, Northwest Fund, Growth Portfolio, Balanced Portfolio, Value Portfolio and Income Portfolio of The Sierra Variable Trust (the "Trust"), dated May 1, 1997, as revised from time to time. The SAI should be read in conjunction with the Prospectuses, as amended or supplemented from time to time. The Trust's Prospectus may be obtained without charge by writing to American General Life Insurance Company ("AGL"), Attention: Annuity Administration, P.O. Box 1401, Houston, Texas 77251-1401 or by calling AGL at 800-247-6584.

  CONTENTS

  For ease of reference, the same section headings are used in the Prospectuses and in this Statement of Additional Information, except as indicated below.

                                                                    PAGE
                                                                    ----
         General Information and History..........................   3

         Management of the Trust..................................   3

         Investment Objectives and Policies of
           the Funds and Portfolios...............................   8
           (See the Prospectus "Highlights" and "Investment
            Policies")

         Purchase and Pricing of Shares...........................   19
           (See the Prospectus "Highlights" and "Purchase
            and Redemption")

         Net Asset Value..........................................   19

         Performance..............................................   20

         Taxes....................................................   24
           (See the Prospectus "Dividends, Distributions
            and Taxes")

         Appendix - Description of Ratings........................   26

         Financial Statements.....................................   31

                        GENERAL INFORMATION AND HISTORY

  The Sierra Variable Trust (the "Trust") is an open-end management investment company. Some of the information required to be in this SAI is also included in the Trust's current Prospectuses relating to the Money Market Fund, Short Term High Quality Bond Fund, Bond & Stock Fund, Northwest Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund, International Growth Fund (the "Funds"), Capital Growth Portfolio, Growth Portfolio, Balanced Portfolio, Value Portfolio and Income Portfolio (the "Portfolios"). To avoid unnecessary repetition, references is made to related sections of the Prospectuses. Copies of the Registration Statement as filed, including Part C, may be obtained from the Securities and Exchange Commission (the "SEC") by paying the charges prescribed under its rules and regulations.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

  The names of the Trustees and executive officers of the Trust, together with information as to their dates of birth and principal business occupations during the past five years, are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

TRUSTEES:

ARTHUR H. BERNSTEIN, ESQ. (6/8/25)
Trustee
11661 San Vincente Blvd., #405
Los Angeles, California 90049

  Mr. Bernstein is President of Bancorp Capital Group, Inc. and President of Bancorp Venture Capital, Inc. since 1988. He has been a Trustee of Sierra Trust Funds since 1989.

DAVID E. ANDERSON (11/17/26)
Trustee
17960 Seabreeze Drive
Pacific Palisades, California 90272

  Retired, Former President & CEO GTE California, Inc. Currently involved in the following charitable organizations as a director on the following boards:
Board Chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past Campaign Chairman of United Way; Past Chairman, Los Angeles Area Chamber of Commerce. Holds BSEE degree from Iowa State.

EDMOND R. DAVIS, ESQ. (9/24/28)
Trustee
550 South Hope Street, 21st Floor
Los Angeles, California 90071-2604

  Partner, Brobeck, Phleger & Harrison. Joined the firm as a Partner in 1987 and is responsible for estate planning, and trusts and estate matters in the Los Angeles office.

JOHN W. ENGLISH (3/27/33)
Trustee
50 H New England Ave.
P.O. Box 640
Summit, New Jersey 07902-0640

Retired Vice President and Chief Investment Officer, the Ford Foundation (a non-profit charitable organization). Chairman of the Board and Director, The China Fund, Inc. (a closed-end mutual fund). Director, The Northern Trust Company's Benchmark Funds (an open-end mutual fund).

ALFRED E. OSBORNE, JR. PH.D. (12/7/44)
Trustee
110 Westwood Plaza, Suite C305
Los Angeles, California 90095-1481

   University professor, researcher and administrator at UCLA since 1972. Director, Times Mirror Company, ReadiCare, Inc., United States Filter Corporation, Nordstrom, Inc., Seda Specialty Packing Corporation and Greyhound Lines, Inc. Independent general partner, Technology Funding Venture Partners V. Governor of the National Association of Securities Dealers, Inc.

WAYNE L. ATTWOOD, MD
Trustee
2931 S. Howard
Spokane, Washington 99203

Dr. Attwood is a retired doctor of internal medicine and gastroenterology in Spokane, Washington.

KRISTIANNE BLAKE
Trustee
705 W. 7th, Suite D
Spokane, Washington 99204

Mrs. Blake is president of Kristianne Gates Blake, PS, an accounting services firm specializing in personal financial planning and tax planning.

*ANNE V. FARRELL
Trustee
425 Pike Street, Suite 510
Seattle, Washington 98101

Mrs. Farrell is president and CEO of The Seattle Foundation (a charitable foundation). In addition, she serves as a director of Washington Mutual, Inc.

*MICHAEL K. MURPHY
Trustee
PO Box 3366
Spokane, Washington 99220-3366

Mr. Murphy is Chairman and CEO of CPM Development Corporation (a holding company which includes Central Pre-Mix Concrete Company). In addition, he serves as a director of Washington Mutual, Inc.

*WILLIAM G. PAPESH
President and Trustee
601 W. Main Avenue
Suite 300
Spokane, WA  99201

Mr. Papesh is president and a director of Composite and Murphey Favre Securities Services, Inc. (the "Transfer Agent"), and an executive vice president and a director of Composite Funds Distributor, Inc. (the "Distributor").

DANIEL L. PAVELICH
Trustee
Two Prudential Plaza
180 North Stetson Avenue, Suite 4300
Chicago, Illinois 60601

Mr. Pavelich is Chairman and CEO of BDO Seidman, a leading national accounting and consulting firm.

JAY ROCKEY
Trustee
2121 Fifth Avenue
Seattle, Washington 98121

Mr. Rockey is Chairman and CEO of The Rockey Company (a regional public relations firm).

RICHARD C. YANCEY
Trustee
535 Madison Avenue
New York, New York 10022

Mr. Yancey is senior advisor to Dillon, Read & Co., Inc. (a registered broker-dealer and investment banking firm), New York, New York.

OFFICERS:

KEITH B. PIPES (12/20/55), PRESIDENT, CHIEF EXECUTIVE OFFICER

   As President, Chief Financial Officer and Secretary of SCMC, he is responsible for its general accounting, financial planning, compliance administration, systems development and advisory operations.

MICHAEL D. GOTH (8/13/45), SENIOR VICE PRESIDENT

   Since January 1991, Mr. Goth has served as Chief Operating Officer and Portfolio Manager of Sierra Investment Advisors Corporation ("Sierra Advisors").

STEPHEN C. SCOTT (1/18/45), SENIOR VICE PRESIDENT

   In August 1988 joined GW Securities to form Sierra Advisors and currently serves as the President and Chief Investment Officer.

RICHARD W. GRANT (10/25/45), SECRETARY

   Has been a Partner in the firm of Morgan, Lewis & Bockius LLP since 1989.

RICHARD H. ROSE (7/8/55), ASSISTANT TREASURER

   Currently acts as Senior Vice President of First Data Investor Services Group, Inc., a subsidiary of First Data Corp. (prior to May 6, 1994, a subsidiary of The Boston Company Advisors, Inc. ("Boston Advisors")).

CRAIG M. MILLER (10/7/59), TREASURER, CHIEF FINANCIAL OFFICER

   Joined SCMC in 1993 as Vice President and Controller. Prior to joining SCMC, he acted as Audit Manager in the Boston office of Coopers & Lybrand, L.L.P.

   Each of the Trustees and officers of the Trust is also a trustee or officer of Sierra Trust Funds ("STF"). Furthermore, with the exception of Mr. Rose, each of the Trustees and officers of the Trust is also a trustee or officer of Sierra Prime Income Fund ("SPIF") and Sierra Asset Management Portfolios ("SAMP"). STF, SPIF and SAMP is each an investment company advised by Sierra Advisors or Sierra Investment Services Corporation ("Sierra Services").

   The address of each trustee and officer of the Trust affiliated with Sierra Advisors or SISC is 9301 Corbin Avenue, Suite 333, Northridge, California 91324.

REMUNERATION. No director, officer or employee of Composite Research & Management Co., the adviser to the Funds and Portfolios ("Composite"), the sub-advisers of the Funds (the "sub-advisers"), or of any affiliate of Composite or the sub-advisers will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee, who is not a director, officer or employee of Composite, the sub-advisers, or any of its affiliates, a fee of $5,000 per annum plus $1,250 per Board meeting attended and $1,000 per Audit and Nominating Committee meeting attended (except that the Audit Committee chairman receives $1,500 per committee meeting attended), and reimburses them for travel and out-of-pocket expenses.

  As of December 31, 1997, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of the outstanding shares of any of the Funds.

  The following Compensation Table shows aggregate compensation paid to each of the Fund's Trustees by the Fund and the Fund Complex, respectively, in the year ended December 31, 1997.

                               COMPENSATION TABLE

                               (2) AGGREGATED                                                          (5) TOTAL COMPENSATION
                             COMPENSATION FROM          (3) PENSION OR                                FROM REGISTRANT AND FUND
                             REGISTRANT FOR THE       RETIREMENT BENEFITS     (4) ESTIMATED ANNUAL    COMPLEX* PAID TO TRUSTEES
(1) NAME OF PERSON,           FISCAL YEAR ENDED        ACCRUED AS PART OF         BENEFITS UPON          FOR THE YEAR ENDED
  TRUSTEE POSITION            DECEMBER 31, 1997          FUND EXPENSES              RETIREMENT           DECEMBER 31, 1997
-------------------          ------------------       -------------------     --------------------    -------------------------
F. BRIAN CERINI**                    $0                         $0                       $0                      $______
(FORMERLY, CHAIRMAN OF THE
 BOARD, PRESIDENT AND
 TRUSTEE)

DAVID E. ANDERSON+#                  _______                    $0                       $0                      $______
TRUSTEE

ARTHUR H. BERNSTEIN, ESQ.++#         _______                    $0                       $0                      $______
TRUSTEE

EDMOND R. DAVIS, ESQ.#               _______                    $0                       $0                      $______
TRUSTEE

JOHN W. ENGLISH#                     _______                    $0                       $0                      $______
TRUSTEE

ALFRED E. OSBORNE, JR.++#            _______                    $0                       $0                      $______
TRUSTEE


                               (2) AGGREGATED                                                          (5) TOTAL COMPENSATION
                             COMPENSATION FROM          (3) PENSION OR                                FROM REGISTRANT AND FUND
                             REGISTRANT FOR THE       RETIREMENT BENEFITS     (4) ESTIMATED ANNUAL    COMPLEX* PAID TO TRUSTEES
(1) NAME OF PERSON,           FISCAL YEAR ENDED        ACCRUED AS PART OF         BENEFITS UPON          FOR THE YEAR ENDED
  TRUSTEE POSITION            DECEMBER 31, 1997          FUND EXPENSES              RETIREMENT           DECEMBER 31, 1997
-------------------          ------------------       -------------------     --------------------    -------------------------

WAYNE L. ATTWOOD, M.D. (age)##       _______                    $0                        $0                     $______
TRUSTEE

KRISTIANNE BLAKE (age)##             _______                    $0                        $0                     $______
TRUSTEE

ANNE V. FARRELL (age)##              _______                    $0                        $0                     $______
TRUSTEE

MICHAEL K. MURPHY (age)##            _______                    $0                        $0                     $______
TRUSTEE

WILLIAM G. PAPESH (age)##            _______                    $0                        $0                     $______
TRUSTEE

DANIEL L. PAVELICH (age)##           _______                    $0                        $0                     $______
TRUSTEE

JAY ROCKEY (age)##                   _______                    $0                        $0                     $______
TRUSTEE

RICHARD C. YANCEY (age)##            _______                    $0                        $0                     $______
TRUSTEE

* The Fund Complex consisted of the Trust, STF, SPIF, SAMP (the "Sierra Funds") and Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth and Income Fund, Inc., Composite Cash Management Company: Money Market Portfolio, Composite Cash Management
    Company: Tax-Exempt Portfolio, Composite Tax-Exempt Bond Fund, Inc., Composite Northwest Fund, Inc. and Composite Bond & Stock Fund, Inc. (the "Composite Funds").
**  A Trustee who is an "interested person" as defined in the 1940 Act.
+   Mr. Anderson was paid [$____] for Audit Committee Meetings held by the
    Trust.
++ Mr. Bernstein was paid [$____] and [$____] for Audit Committee Meetings held by STF and SPIF, respectively.
#   A Trustee for the Sierra Funds for the year ended 12/31/97.
##  A Director or Trustee of the Composite Funds during the year ended 12/31/97.

INVESTMENT ADVISER AND SUB-ADVISERS, CUSTODIAN AND TRANSFER AGENT

  Composite serves as investment adviser to each of the Funds and each sub-adviser serves as Investment sub-adviser to one or more Funds pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, Composite and the sub-advisers each, are described in the Prospectus under "Management - Investment Adviser." Composite and the sub-advisers each
(i) compensates its respective Directors and pays the salaries of its respective officers and employees employed by such companies, (ii) compensates its respective officers and employees that are employed by the Trust, and (iii) maintains office facilities for the Trust.

  The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Boston Safe Deposit and Trust Company serves as Custodian for the Funds. In addition, the Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. Murphey Favre Securities Services, Inc. serves as the Trust's administrator and Transfer Agent.

COUNSEL AND AUDITOR

  [Ropes & Gray serves as counsel to the Trust and also provides legal services to Composite; Paul, Hastings, Janofsky & Walker serves as counsel to the Trustees who are not "interested persons" of the Trust.]

  ___________________________, independent accountants, located at ___________
serves as auditor of the Trust.

ORGANIZATION OF THE TRUST

  The Trust is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated January 27, 1993, as amended from time to time (the "Declaration of Trust"). Certificates representing shares in the Trust are not physically issued. The Trust's Custodian and the Trust's Transfer Agent maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent accountants.

  Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

  The record owner of all the Trust's shares is Separate Account D of AGL. However, Contract owners may be deemed to have beneficial ownership of shares allocable to their Contracts. As of January 31, 1998, to the Trust's knowledge, no Contract owner had shares allocable to Contracts equal to more than five percent of any Fund.

  Massachusetts law provides that the shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Trust.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS AND PORTFOLIOS

     The Prospectuses discuss the investment objective or objectives of each of the Funds and Portfolios and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds and Portfolios may invest, the investment policies and portfolio strategies that the Funds and portfolios may utilize and certain risks attendant to such investments, policies and strategies.

MONEY MARKET QUALITY AND MATURITY REQUIREMENTS

     The Money Market Fund will purchase only those instruments which meet the applicable quality requirements described below. The Fund will not purchase security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("NRSROs") such as standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc.("Moody's"), Duff & Phelps ("Duff") or Fitch Investors Service, Inc. ("Fitch"),in one of the two highest rating categories for short-term debt securities,(ii) is rated by the only NRSRO that has issued a rating in one of such NRSRO's two highest categories for short-term debt, or (iii) if not so rated, the security is determined to be of comparable quality. In addition, no more than 5% of the Fund's total assets will be invested in securities rated in the second highest rating category by the requisite NRSROs and, no more than 1% of the Fund's total assets will be invested in the securities of any one such issuer. A description of the rating systems of S&P, Moody's, Duff and Fitch is contained in the Appendix to this SAI.

     At the time of investment, no security purchased by the Fund (except securities subject to repurchase agreements and variable rate demand notes)can have a maturity exceeding 397 days, and the Fund's average portfolio maturity cannot exceed 90 days. The short average maturity of the portfolio enhances the Fund's ability to maintain share prices at $1.00 which, in turn, provides both stability of value and liquidity to shareholders. There can be no assurances, however, that the Fund will be able to maintain net asset values at $1.00 per share.

STRATEGIES AVAILABLE TO ALL FUNDS AND PORTFOLIOS

     BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund or Portfolio, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund or Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to (1) pledge to the regulator by depositing assets with a designated bank within the state an amount of its assets equal to 5% of its total liabilities, or (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, Composite or the Fund's sub-adviser will carefully evaluate such investments on a case-by-case basis.

     A Fund or Portfolio may purchase a CD, TD or bankers' acceptances issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of thrift Supervision (the "OTS"), and so long as the principal amount of the small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

     Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Funds and Portfolios are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

     MORTGAGE-BACKED SECURITIES. The Mortgage-Backed Securities in which all Funds may invest may be classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related Mortgage-Backed Securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Bank. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. In addition, the U.S. Government Fund may invest in commercial mortgage-backed securities. While these securities generally are structured with one or more types of credit enhancement, they are issued by non-governmental entities and are not guaranteed by governmental agency or instrumentality.

     Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds and Portfolios will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

     The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7-to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

     RATINGS AS INVESTMENT CRITERIA. In general, the ratings of NRSROs, such as Moody's, S&P, Duff and Fitch, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds will also rely upon the independent advice of Composite or the relevant sub-adviser to evaluate potential investments. The Appendix to this SAI contains further information concerning the ratings of these services and their significance.

     To the extent that the rating given by a rating service for securities may change as a result of changes in such organizations or their rating systems, the Funds and Portfolios will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectuses and in this SAI.

     REPURCHASE AGREEMENTS. Each Fund and Portfolio may invest in repurchase agreements without limitation as to amount.

     U.S. GOVERNMENT SECURITIES. U.S. Government Securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the Untied States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association.
Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund or Portfolio will invest in obligations issued by such an instrumentality only if Composite or the Fund's sub-adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund or Portfolio.

STRATEGIES AVAILABLE TO ALL FUNDS, EXCEPT MONEY MARKET FUND, AND THE PORTFOLIOS

     FUTURES ACTIVITIES. The Portfolios and Funds may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Fund involved for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions. The ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirement of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes"below. In addition to the uses of futures described above, all Funds except the Money Market Fund may use futures for certain other purposes. See"Strategic Transactions."

     FUTURES CONTRACTS. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

     The purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Of course, since the value of portfolio securities will far exceed the value of the futures contracts entered into by a Fund, an increase in the value of the futures contract would only mitigate - but not totally offset - the decline in the value of the portfolio.

     No consideration is paid or received by a Fund upon entering into a future contract. Initially, a Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10%of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in its nature the equivalent of a performance bond or good faith deposit on the contract, which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as"variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a future contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of Composite or the Fund's sub-adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

     Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Funds will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in the Funds' portfolios, the Funds will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Fund will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those positions, adjusted for the historical volatility relationship between the portfolio and the index contracts.

     OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund holding the options.

     The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by Composite or the relevant sub-adviser, which could prove to be inaccurate. Even if these expectations are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged. In addition to the uses of options described above, all Funds except the Money Market Fund may use options for certain other purposes. See "Strategic Transactions."

     OPTIONS ON SECURITIES. The Funds may write covered put options and covered call options on securities, purchase put and call options on securities and enter into closing transactions. The Funds may not write put options with respect to more than 50% of their total assets.

     Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and"out-of-the-money," respectively. A Fund may write (1) in-the-money call options when Composite or its sub-adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when Composite or its sub-adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when Composite or its sub-adviser expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

     So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund cannot longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

     An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market (see "Over the Counter Options," below). In light of this fact and current trading conditions, the Fund expects to purchase or write call or put options issued by the OCC, as well as the following national securities exchanges on which options are traded: The Chicago Board Options exchange
(CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange
(AMEX), Philadelphia Stock Exchange (PHLX), Pacific Stock Exchange(PSE) and the New York Stock Exchange (NYSE).

     The Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, the Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

     To facilitate closing transactions, the Fund will generally purchase or write only those options for which Composite or its sub-adviser believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of Composite and its sub-advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

     In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Additional risks exist with respect to mortgage-backed U.S. Government Securities for which the Fund may write covered call options. If a Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. The Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities. In addition to the uses of options described above, all Funds except the Money Market Fund may use options for certain other purposes. See "Strategic Transactions."

     OPTIONS ON SECURITIES INDEXES. In addition to options on securities, the Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

     Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to closeout an option position is more likely to occur, although the Fund generally will purchase or write such an option only if Composite or its sub-adviser believes the option can be closed out.

     Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase or write such options unless Composite or its sub-adviser believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

     Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. In addition to the uses of options described above, all Funds except the Money Market Fund may use options for certain other purposes. See "Strategic Transactions."

     STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT MONEY MARKET FUND

     OVER THE COUNTER OPTIONS. Over the Counter Options ("OTC Options") can be closed out only by agreement with the primary dealer in the transaction, and thus any OTC Options and their underlying securities or currencies are considered illiquid. With OTC Options, terms such as expiration date, exercise price and premium are agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. Any OTC Options written by a Fund (other than OTC Currency Options) will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price at which the Fund would have the absolute right to repurchase an OTC Option it has sold. OTC Options will be considered illiquid in an amount equal to the formula price, less the amount by which the option is"in-the-money."

     REVERSE REPURCHASE AGREEMENTS. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the seller; accordingly each of the Funds will limit its investments in reverse repurchase agreements and other borrowings to no more than 33 1/3% of its total assets. A Fund will not engage in reverse repurchase transactions for the purpose of leverage.

      STRATEGIC TRANSACTIONS. No Fund currently intends to enter into Strategic Transactions, excluding Strategic Transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets.

     Strategic Transactions have associated risks including possible default by the other party to the transaction, illiquidity and, to the extent Composite's or the sub-adviser's view as to certain market movements is incorrect, losses greater than if they had not been used. Use of put and call options, currency transactions or options and futures transactions entails certain risks as described herein and in the Appendix to the Prospectuses in sections relating to such investment or instruments. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

     The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single strategy when, in the opinion of Composite or the sub-adviser, it is in the best interest of the Fund to do so. A combined transaction may contain elements of risk that are present in each of its component transactions.

     The use of Strategic Transactions for portfolio management purposes involves special considerations and risks. Additional risks pertaining to particular strategies that make up Strategic Transactions are described in other sections to this SAI. Successful use of most Strategic Transactions depends upon Composite's or the sub-adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which Strategic Transactions are traded. Strategic Transactions, if successful, can reduce risk of loss or enhance income, by wholly or partially offsetting the negative effect of, or accurately predicting, unfavorable price movements or currency fluctuations in the related portfolio or currency position. However, Strategic Transactions can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the positions. In addition, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Transactions involving obligations to third parties (i.e., Strategic Transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.

     WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. A segregated account in the name of the Funds consisting of cash or liquid debt securities equal to the amount of when-issued or delayed-delivery commitments will be established at Boston Safe, the Trust's custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT U.S. GOVERNMENT

     AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs") ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

     LENDING OF PORTFOLIO SECURITIES. Each of the Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder."

 STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT MONEY MARKET AND U.S. GOVERNMENT

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.

     If a Fund enters into a position hedging transaction, the Trust's custodian or sub-custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash, U.S. Government Securities or high-grade debt obligations in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of Composite or the sub-adviser, sufficient protection to consider the contract to be a hedge, the Fund maintains with its custodian a segregated account of cash, U.S. Government Securities or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure(in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize again to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved.
The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, forward currency contracts may limit the risk of loss due to a decline in the value of the hedged currency increase.

     If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

     There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency.

     Although Composite and each sub-adviser will attempt to hold such mismatching to a minimum, there can be no assurance that Composite or the sub-adviser will be able to do so. Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The CFTC has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.

     In addition to the uses of foreign currency exchange transactions described above, all Funds except the Money Market and the U.S. Government Funds may use foreign currency exchange transactions for certain other purposes. See "Strategic Transactions."

     OPTIONS ON FOREIGN CURRENCIES. The Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

     The Fund may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when a Fund anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by Boston Safe, or by a designated sub-custodian) upon conversion or exchange of other foreign currency held by the Fund. A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held(1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid assets in a segregated account with Boston Safe or with a designated sub-custodian.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counter party default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to their exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise. For a discussion of the risks involved in OTC Options in foreign currency, see "Over the Counter Options" above.

     In addition to the uses of options on foreign currencies described above, all Funds except the Money Market and U.S. Government Funds may use options on foreign currencies for certain other purposes. See "Strategic
Transactions."

STRATEGY AVAILABLE TO GROWTH, BOND & STOCK AND EMERGING GROWTH FUNDS

     LOWER-RATED SECURITIES. The Growth, Bond & Stock and Emerging Growth Funds may invest up to 35% of its total assets in non-investment grade securities (rated Ba and lower by Moody's or BB and lower by Standard & Poor's) or unrated securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

     The recent economic downturn disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could further adversely affect the value of such obligations held by the Fund. Prices and yields of high yield securities will fluctuate over time and may affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

     Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, neither Composite nor any sub-adviser relies exclusively on ratings issued by established credit rating agencies, but supplements such ratings with its own independent and ongoing review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on Composite's or its sub-adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Fund's Sub-Adviser will determine whether it is in the best interest of the Fund to retain the security.

     Prices for below investment grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

STRATEGY AVAILABLE TO GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS

     SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the Growth, Emerging Growth and International Growth Funds are made insecurities of companies in (or governments of) developed countries, up to 5% of the total assets of the Growth Fund and Emerging Growth Fund and up to 30% of the total assets of the International Growth Fund may be invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

     The following investment restrictions have been adopted by the Trust with respect to the Portfolios as fundamental policies. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding shares of the affected Portfolio. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy, or (b) more than 50%of the outstanding shares. Each Portfolio will not;

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2. Purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3. Make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4. (i) Purchase more than 10% of any class of the outstanding voting securities of any issuer

(except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC;

6. Will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

7. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8. Write or acquire options or interests in oil, gas or other mineral exploration or development programs.

     In addition, each Portfolio has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval. Each Portfolio will not:

1. Pledge, mortgage, or hypothecate any of its assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing;

2.  Invest for the purpose of exercising control over management of any company;

3. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions; (ii) in connection with mergers, acquisitions of assets or consolidations; (iii) as permitted by SEC exemptive order; or (iv) as otherwise permitted by the 1940 Act;

4. Purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a recognized stock exchange;

5. Purchase or hold illiquid securities, which are securities that cannot be disposed of for their approximate market value in seven days or less (which terms include repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities;

6. Purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin; and

7. Purchase or hold lower rated bonds ("junk bonds"), directly or indirectly, if, in the aggregate, 35% or more of its net assets would be invested, directly or indirectly, in junk bonds.

INVESTMENT RESTRICTIONS OF THE FUNDS OTHER THAN THE BOND & STOCK AND NORTHWEST FUNDS

     The investment restrictions numbered 1 through 15 below have been adopted by the Trust with respect to the Funds (other than the Bond & Stock and Northwest Funds) as fundamental policies. A fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the 1940 Act. Investment restrictions 16 through 19 may be changed by vote of a majority of the Trust's Board of Trustees at any time.

The investment policies adopted by the Trust prohibit a Fund from:

1. Purchasing the securities of any issuer (other than U.S. Government Securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that the entire investment portfolio of the Money Market Fund is subject to the 5% Limitation. However, the Money Market Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the Fund may not hold more than one such investment at any time.

2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government Securities; provided further that this restriction shall not apply to the Growth Fund; and provided further that the Growth Fund shall not own more than 10% of the outstanding voting securities of a single issuer.

3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.

5. Borrowing money, except that (a) the Fund may (i) enter into Reverse Repurchase Agreements or (ii) borrow from banks for temporary (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities or pending settlement of securities transactions or for emergency or extraordinary purposes in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) all of the Funds except the Money Market Fund may enter into (i) futures contracts, and (ii) dollar roll transactions. Whenever borrowings pursuant to (a) above (except that with respect to the Short Term High Quality Bond, U.S. Government, Corporate Income, Growth and Income and Emerging Growth Funds, pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, (w) continuous asset coverage of at least 300% is required;
(x) in the event such asset coverage falls below 300% due to market fluctuations or otherwise, the Fund must within 3 days reduce the amount of its borrowings so that asset coverage will again be at least 300%, even if disadvantageous from an investment standpoint; (y) borrowing pursuant to (a) over 5% must be repaid before making additional investments; and (z) any interest paid on such borrowings will reduce income. The Short Term High Quality Bond, U.S. Government, Corporate Income, Growth and Income and Emerging Growth Funds may not borrow money or enter into Reverse Repurchase Agreements or Dollar Roll Transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such transaction).

6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

9. Investing in commodities, except that all of the Funds except the Money Market Fund may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

10. Investing in oil, gas or other mineral exploration or development programs.

11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the U.S. Government Fund) and the entry into repurchase agreements.

12. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the Money Market Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of U.S. Government Securities.

13. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof; provided that this restriction shall not apply to any of the Funds except the Money Market Fund; and provided further that (a) all of the Funds except the Money Market and Short Term Global Government Funds may purchase, write and sell covered put and call options on securities, (b) all of the funds except the Money Market Fund may purchase, write and sell futures contracts and options on futures contracts, (c) all of the Funds except the Money Market Fund may purchase and write put and call options on stock indexes, and (d) the International Growth Fund may purchase put and call options and write cover call options on foreign currency contracts.

14. With respect to the Growth Fund, investing more than 35% of the Fund's assets in non-investment grade debt securities.

15. With respect to the Short Term High Quality Bond Fund, having a dollar-weighted average portfolio maturity in excess of five years.




16. With respect to the Growth and Emerging Growth Funds, investing more than 25% of the Fund's assets in foreign securities.

17. Purchasing securities that are not readily marketable if more than 10% of the total assets of the Money Market Fund, or more than 15% of the total assets of the Short Term High Quality Bond, U.S. Government, Corporate Income, Growth and Income, Growth, Emerging Growth and International Growth Funds, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

18. Making investments for the purpose of exercising control or management.

19. Purchasing or selling interests in real estate limited partnerships.


     The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

      INVESTMENT RESTRICTIONS OF THE BOND & STOCK AND THE NORTHWEST FUNDS

     The Bond & Stock and Northwest Funds have adopted the fundamental investment restrictions below. Each of the Bond & Stock and Northwest Funds may not:

 .    invest more than 5%* of its total assets in any single issuer other than
     U.S. government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation;

 .    acquire more than 10%* of the voting securities of any one company;

 .    invest in real estate or commodities;

 .    invest in oil, gas or other mineral leases;

 .    invest more than 25%* of its assets in any single industry;*

 .    buy securities on margin, mortgage or pledge its securities;

 .    act as underwriter of securities issued by others;

 .    borrow money for investment purposes (it may borrow up to 5% of its total assets for emergency, non-investment purposes);

 .    lend money (except for the execution of repurchase agreements);

 .    issue senior securities.

  In addition, as a matter of non-fundamental policy, the Bond & Stock and Northwest Funds may not invest more than 15%* of its assets in illiquid securities.

* Percentage at the time the investment is made.

PORTFOLIO TURNOVER

     Portfolio turnover considerations for the Portfolios are addressed in the Trust's prospectus.

     The Money Market Fund, a money market fund, attempts to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Fund. The Growth and Income, Growth, Emerging Growth and International Growth Funds (together, the "Equity Funds")and the Short Term High Quality Bond, the U.S. Government and the Corporate Income Funds (collectively, the "Bond Funds") do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

     Under certain market conditions, the Equity Funds and the Bond Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

     Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Composite or a Fund's sub-adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

PORTFOLIO TRANSACTIONS

     Purchases and sales of Fund shares by a Portfolio are effected directly through the Trust's distributor, Sierra Services. In addition, all decisions to buy and sell securities, including Fund shares, are made by Sierra Services, subject to the overall review of the Trustees.

     Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by Composite or its sub-adviser, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by Composite or its sub-adviser, those other accounts may make investments of the same type as the Fund. When a Fund and one or more other accounts managed by Composite or its sub-adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by Composite or the sub-adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that the coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

     Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, Composite or the Fund's sub-adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, Composite or the sub-adviser will consider the factors Composite or the sub-adviser deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisery agreement between the Trust and Composite and each sub-advisery agreement between Composite and a sub-adviser authorizes the Adviser or sub-adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which Composite or the sub-advisers or its affiliates exercise investment discretion. As a result, Composite or a sub-adviser may cause a Fund to pay a broker-dealer, which provides brokerage and research services to Composite or the sub-adviser, an amount of disclosed commission for effecting a securities transaction in excess of the commission that another broker-dealer would have charged for effecting that transaction. The fees under the Advisery agreements between the Trust and the Adviser are not reduced by reason of the receipt by the Adviser or sub-advisers of brokerage and research services. The Trust's Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trust.

     [Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the three fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Trust paid brokerage commissions of approximately $0, $0 and $3,086, respectively, to J.P. Morgan. For the fiscal year ended December 31, 1994, December 31, 1995 and December 31, 1996, commissions paid to J.P. Morgan represented approximately 0%, 0% and 51%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 0%, 0% and 47% respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Trust during such period. For the three fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Trust paid brokerage commissions of approximately $126, $0 and$2,945, respectively, to Donaldson, Lufkin & Jenrette. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, commissions paid to Donaldson, Lufkin & Jenrette represented approximately 100%, 0% and 49%,respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 3%, 0% and 53%respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Trust during such period.]

     For the fiscal years ended December 31, 1994 1995, 1996 and 1997, the Funds paid the following brokerage commissions*:

                                                               1997
                                        --------------------------------------------------
                                                         Amount Paid for        Aggregate
                                         Brokerage        Brokerage and        Transaction
Fund                                    Commissions         Research             Amount
----                                    ------------     -----------------     -----------
Money Market Fund                            $0                $0                   $0

Short Term High Quality Bond Fund            $__               $0                   $__

U.S. Government Fund                         $__               $0                   $__

Corporate Income Fund                        $0                $0                   $0

Growth and Income Fund                       $__               $0                   $__

Growth Fund                                  $__               $0                   $__

Emerging Growth Fund                         $__               $0                   $__

International Growth Fund                    $__               $0                   $__

                   Total for Trust           $__               $0                   $__

                    Amount Paid to
                      Affiliated
                    Broker-Dealers           $__               $0                   $__

                                                               1996
                                        ---------------------------------------------------
                                                         Amount Paid for        Aggregate
                                         Brokerage        Brokerage and        Transaction
Fund                                    Commissions         Research             Amount
----                                    -----------      ----------------      ------------
Money Market Fund                            $0                $0                   $0

Short Term High Quality Bond Fund          $3,514              $0               $20,845,613

Short Term Global Government Fund          $1,000              $0                   $49,500

U.S. Government Fund                       $9,844              $0              $206,916,397

Corporate Income Fund                        $0                $0                   $0

Growth and Income Fund                   $106,187              $0               $78,909,538

Growth Fund                              $215,458              $0              $226,603,698

Emerging Growth Fund                      $79,295              $0               $48,481,530

International Growth Fund                $345,365              $0               $99,133,129

                   Total for Trust       $760,663              $0              $680,939,405

                    Amount Paid to
                     Affiliated
                    Broker-Dealers         $6,031              $0                $3,405,755

                                                               1995
                                        ---------------------------------------------------
                                                         Amount Paid for        Aggregate
                                         Brokerage        Brokerage and        Transaction
Fund                                    Commissions         Research             Amount
----                                    ------------     -----------------     ------------
Global Money Fund                            $0                $0                   $0

Short Term High Quality Bond Fund           $2,332             $0                   $164,272

Short Term Global Government Fund            $0                $0                   $0

U.S. Government Fund                        $2,430             $0                $75,222,018

Corporate Income Fund                        $0                $0                   $0

Growth and Income Fund                    $108,464             $0                $61,223,495

Growth Fund                               $283,404             $0             $1,281,740,556

Emerging Growth Fund                      $114,232             $0               $372,208,173

International Growth Fund                 $164,195             $0               $535,107,481

                   Total for Trust        $675,057

                    Amount Paid to           $0
                     Affiliated
                    Broker-Dealers

                                                               1994
                                        ---------------------------------------------------
                                                         Amount Paid for        Aggregate
                                         Brokerage        Brokerage and        Transaction
Fund                                    Commissions         Research             Amount
----                                    ------------     -----------------     ------------
Global Money Fund                            $0                $0                   $0

Short Term High Quality Bond Fund            $0                $0                   $0

Short Term Global Government Fund            $0                $0                   $0

U.S. Government Fund                         $0                $0                   $0

Corporate Income Fund                        $0                $0                   $0

Growth and Income Fund                     $38,101             $0               $29,470,747

Growth Fund                               $183,469             $0              $791,695,782

Emerging Growth Fund                       $58,799             $0              $120,185,937

International Growth Fund                 $195,231             $0               $50,945,896

                   Total for Trust        $475,600

                    Amount Paid to
                      Affiliated              $126
                    Broker-Dealers

--------------------

* The Money Market, Short Term High Quality Bond, U.S. Government, Corporate Income, Growth and Income, Growth, Emerging Growth and International Growth Funds commenced operations on May 10, 1993, January 12, 1994, May 12, 1993, May 6, 1993, May 7, 1993, January 12, 1994, May 7, 1993, January 12, 1994
and May 7, 1993, respectively.


      The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of December 31, 1996, the Growth and Income Fund held common stock of Dean Witter, Discover & Company valued at $669,125.

                        PURCHASE AND PRICING OF SHARES

  Shares in the Portfolios and the Funds are purchased and redeemed and net asset value is calculated in the manner described in the Prospectus.

REDEMPTIONS

  The right of redemption of shares of a Portfolio or Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund (or underlying Fund of a Portfolio) normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

  DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Portfolio or Fund to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.

                                NET ASSET VALUE

  The Trust will not calculate the net asset value of the Funds and Portfolios on certain holidays. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

  The assets of each Fund and Portfolio are valued according to generally accepted accounting principles and applicable law. Generally, a Fund's or Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Trust's Board of Trustees:

  o A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ")) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price.

  o Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is determined by the Trust's Board of Trustees or its delegates.

  o Over-the-counter securities that are not reported on the NASDAQ System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day.

  o An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

  o Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market.

  o Short-term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value; assets of the Money Market Fund are also valued at amortized cost.

  o The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Trust's Board of Trustees.

  o Shares of open-end investment companies are valued at the net asset value per share last or, contemporaneously calculated.

  In carrying out the Board's valuation policies, First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, as sub-administrator, may consult with one or more independent pricing services ("Pricing Services") retained by the Trust. Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments) are valued by FDISG, as sub-administrator, after consultation with the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

  VALUATION OF THE MONEY MARKET FUND. The valuation of the portfolio securities of the Money Market Fund is based upon amortized costs, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

  The use by the Money Market Fund of the amortized cost method of valuing its respective portfolio securities is permitted by a rule adopted by the SEC.
Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trust to present minimal credit risks and meet certain rating criteria described in the Prospectus above. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

  The rule also provides that the extent of any deviation between the Fund's net asset values based upon available market quotations or market equivalents and the $1.00 per share net asset values based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Trust to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                                  PERFORMANCE

  From time to time, the Trust may quote the performance of a Portfolio or Fund in terms of yield, effective yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. Fund or Portfolio performance will be advertised only if accompanied by the comparable performance for the corresponding separate account.

  ANNUITY CONTRACT OWNER VALUES WILL DEPEND NOT ONLY ON THE PERFORMANCE OF THE FUNDS OR PORTFOLIOS, BUT ALSO ON THE MORTALITY AND EXPENSE RISK CHARGES, THE ADMINISTRATIVE CHARGES, AND ANY APPLICABLE SALES CHARGES UNDER THE ANNUITY CONTRACTS. THE TOTAL RETURNS OF THE FUNDS REFLECT THE AGREEMENT OF THE FUNDS' INVESTMENT ADVISER TO VOLUNTARILY WAIVE FEES AND BEAR CERTAIN EXPENSES. TOTAL RETURNS WOULD HAVE BEEN LOWER IF THESE FEES AND EXPENSES HAD NOT BEEN WAIVED.

MONEY MARKET FUND YIELD INFORMATION

  The "yield" of the Money Market Fund refers to the income generated by an investment in the Fund over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

  The yield for the Money Market Fund is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical charge reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional share purchased with dividends declared on the original share and any such additional shares and income received or accrued but not declared as a dividend, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Money Market Fund may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

  Based upon the foregoing calculation, for the 7-day period ended December 31, 1997, the yield for the Money Market Fund was ____%, and the effective yield for the Money Market Fund for the same period was ____%.

  The Money Market Fund yield may be compared with the yields of other investments. It should not, however, be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the interest guarantees in an annuity contract or bank deposits.

TOTAL RETURN INFORMATION

  From time to time, a Fund, other than the Money Market Fund, or Portfolio may advertise its "average annual total return" or "aggregate total return" over various periods of time. Such average annual total return figures show the average percentage change in value of an investment in the Fund or Portfoilo from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's or Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Fund or Portfolio during the period were reinvested in shares of that Fund or Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's or Portfolio's operations, or on a year-by-year basis).

  When considering "average" total return figures for periods longer than one year, it is important to note that the relevant Fund's or Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Fund or Portfoilo may also use "aggregate" total return figures for various periods representing the cumulative change in value of an investment in the Fund or Portfolio for a specific period (again reflecting changes in the Fund's or Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

  Average annual total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

  Based on the foregoing, the average annual total returns for the fiscal year ended December 31, 1997 and from inception through December 31, 1997 and the aggregate total returns for the Funds from inception through December 31, 1997, were as follows*:

                          AVERAGE ANNUAL
                           TOTAL RETURN   AVERAGE       AGGREGATE
                            FOR FISCAL  ANNUAL TOTAL   TOTAL RETURN
                            YEAR ENDED  RETURN SINCE      SINCE
     FUND*                   12/31/97    INCEPTION      INCEPTION
--------------------         --------    ---------      ---------
Global Money Fund              ____        _____          ____

-----------

* As of December 31, 1997, the Bond & Stock and Northwest Funds had not yet commenced operations.

(a)  Commenced operations on May 10, 1993.

  The total returns shown for the Funds are not an estimate or guarantee of future performance and do not take into account charges at the annuity and separate account level.

  The performance of any or all of the Funds or Portfolios may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general and to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

  In addition, performance of each Fund or Portfolio may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Index, which represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies that represent approximately 80% of the market capitalization of the U.S. equity markets, widely regarded by investors as representative of the stock market; (2) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally considered to be a measure of inflation;
(3) the Lehman Brothers Mutual Fund Short World Multi-Market Index, which includes all debt instruments of the United States and 12 major countries (determined by Lehman) denominated in dollars with maturities of one to five years; (4) the Lehman Brothers Mutual Fund U.S. Mortgage Index, which includes all agency mortgage-backed securities; (5) the Lehman Brothers Mutual Fund Debt BBB-Rated Index, which represents all investment-grade corporate debt securities; (6) the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, which includes 1050 companies representing the stock markets of Europe, Australia, New Zealand and the Far East; and (7) the U.S. Government 90-Day Treasury Bill rate. Generally, an index represents the market value of an unmanaged group of securities, regarded by investors as representative of a particular market. An index does not reflect any asset-based charges for investment management or other expenses. The performance information may also include evaluations of the funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Institutional Investor, Money and The Wall Street Journal.

                                     TAXES

  The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

  Each of the Funds and Portfolios intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. A Fund or Portfolio that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

  A number of technical rules are prescribed for computing net investment income and net capital gains. For example, the Fund or Portfolio is generally treated as receiving dividends on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

  In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Fund must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts; (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of the following items if held for less than three months: (i) stock or securities, (ii) options, futures or forward contracts (other than options futures, or forward contracts on foreign currencies), and (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the company's business of investing in stock or securities; and (c) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other Registered Investment Companies ("RICs"), and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

  If a Fund or Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Fund's or Portfolio's current and accumulated earnings and profits.

  In addition to qualifying under subchapter M by meeting the requirements described above, each Fund and Portfolio intends to qualify as diversified under Subchapter L so that non-qualified variable annuity contracts funded by the Trust will not fail to qualify as annuities for tax purposes. In general, for a Fund or Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulation 1.817-5 requires that no more than 55% of the total value of the assets of the Fund or Portfolio be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. In the context of shares of registered investment companies (including shares of the Trust), each series, fund or portfolio is treated as a separate issuer. Compliance with the Subchapter L regulations is tested on the last day of each calendar year quarter.

  Notwithstanding the distribution requirement described above, which only requires a Fund or Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a regulated investment company is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Fund and Portfolio believes that it is not subject to the excise tax, each Fund and Portfolio intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Fund's or Portfolio's shareholders.

  Dividends declared by a Fund in October, November, or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Fund or Portfolio and received by the shareholders on December 31 of that year if paid by the Fund or Portfolio at any time during the following January.

              DESCRIPTION OF S&P, MOODY'S, DUFF AND FITCH RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

  AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

  A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  BB, B, CCC, CC or C-Debt rated BB, B, CCC, CC or C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB      Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B       Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC     Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC      The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C       The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1-Debt rated C1 is reserved for income bonds on which no interest is being paid.

    D-Debt is rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

  Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C-Bonds which are rated C are the lowest class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating category.

DESCRIPTION OF DUFF CORPORATE BOND RATINGS

  AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

  BBB-Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+     Below investment grade but deemed likely to meet obligations when due.

BB      Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.

BB-     Overall quality may move up or down frequently within this category.

B+      Below investment grade and possessing risk that obligations will not be met when due.

B       Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.

B-      Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC     Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD      Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP      Preferred stock with dividend arrearages.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS

  AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

  A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB      Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B       Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC     Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC      Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.

C       Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D

    Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

PLUS (+) MINUS (-)

    Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

A-1     This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3     Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B       Debt rated 'B' is regarded as having only speculative capacity for timely payment.

C       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D       This rating indicates that the obligation is in payment default.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-- Leading market positions in well established industries. -- High rates of return on funds employed. -- Conservative capitalization structure with moderate reliance on debt and ample asset protection. -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation. -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rate Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF DUFF'S COMMERCIAL PAPER RATINGS

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1   Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

  GOOD GRADE

Duff 2   Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

  SATISFACTORY GRADE

Duff 3   Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

  NON-INVESTMENT GRADE

Duff 4   Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

  DEFAULT

Duff 5   Issuer failed to meet scheduled principal and/or interest payments.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

F-1+    Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1     Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2     Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

F-3     Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S     Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D       Default.  Issues assigned this rating are in actual or imminent payment default.

LOC     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                           THE SIERRA VARIABLE TRUST

                                    PART C

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

     Financial Highlights for the fiscal year ended December 31, 1997.*

     Financial statements as of December 31, 1997.*

            Statement of Assets and Liabilities
            Statement of Operations
            Statement of Changes in Net Assets
            Financial Highlights
            Portfolio of Investments
            Notes to Financial Statements


* To be filed by amendment

(b)  Exhibits:

*  Filed herewith.


1(a) Agreement and Declaration of Trust, dated January 29, 1993, originally filed as exhibit to Registration Statement on Form N-1A February 2, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(b)-1 Amendment No. 1 to the Trust's Agreement and Declaration of Trust, dated April 27, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(b)-2 Amendment No. 2 to the Trust's Agreement and Declaration of Trust, dated September 22, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(c)-1          Not applicable.


2 By-Laws of the Trust, originally filed as exhibit to Registration Statement on Form N-1A February 2, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

3               Not Applicable.

4               Not Applicable.

5(a)-1 Form of Management Agreement, dated as of January __, 1998, between the Trust and Composite Research & Management Co. ("Composite").*

5(a)-8             Not applicable.


5(b)-1 Form of Sub-Adviser Agreement, dated as of January __, 1998 between Composite and Janus Capital Corporation ("Janus") with respect to the Growth Fund and the Emerging Growth Fund.*

5(b)-2 Form of Sub-Adviser Agreement, dated as of January __, 1998, between Composite and Warburg, Pincus Counsellors, Inc. ("Warburg") with respect to the International Growth Fund.*


6(a) Form of Distribution Agreement, dated January __, 1998, between the Trust and Composite Funds Distributor, Inc.*


6(b)-1 Participation Agreement, regarding Sierra Advantage among the Trust, Composite, Composite Funds Distributor, Inc., American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of January __, 1998 --- --- to be filed by amendment.


8(a)-1 Custody Agreement, dated as of January 1, 1996, between the Trust and Boston Safe Deposit & Trust Company is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment
                   No. 7 filed on February 28, 1997.

8(b) Form of Transfer Agent Contract, dated as of January __, 1998, between the Trust and Murphy Favre Securities Services, Inc. ("Murphey Favre") --- --- to be filed by amendment.

9(a)-1 Form of Administration Agreement dated January __, 1998 between the Trust and Murphey Favre --- --- to be filed by amendment.

10 Consent and Opinion of Counsel with Rule 24f-2 Notice filed with the Securities and Exchange Commission on February 24, 1997.

11(a)-1 Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, officers of the Trust: David E. Anderson, Arthur H. Bernstein, F. Edmond R. Davis, Alfred E. Osborne, Jr., and Keith B. Pipes, originally filed as an exhibit to Pre-Effective Amendment No. 1 on March 29, 1993, are incorporated by reference to Post-Effective Amendment No. 7 on February 28, 1997.

11(a)-2 Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees of the Trust: William G. Papesh and Michael K. Murphy.*

11(d) Indemnification Agreement, dated as of May 3, 1993, among Sierra Advisors, Sierra Services, American General, and American General Securities, was filed as an exhibit to Post-Effective Amendment No. 1 on October 13, 1993.

12                 Not Applicable.

13                 Not Applicable.

14                 Not Applicable.

15                 Not Applicable.

16 Schedule for Computation of Performance Information -- to be filed by amendment.

17                 N/A

Item 25.   Persons Controlled by or Under Common Control with Registrant

       The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Separate Account D of American General Life Insurance Company is the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

       The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File Nos. 33-57730 and 811-2441.

       The Registrant is operated under the supervision of Composite. Composite is affiliated with Murphey Favre Securities Services, Inc., which serves as transfer agent for the Registrant. An affiliate of Composite, Composite Funds Distributor, Inc. serves as the principal underwriter and distributor for the Registrant. Composite, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. serve in their same capacities for the four other registered investment companies (constituting [36] portfolios).

       Composite, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.

Item 26.   Number of Holders of Securities

           Not Applicable.

Item 27.   Indemnification

       Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

       The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

       As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 28(a). Business and Other Connections of Investment Adviser --

          Registrant's Investment Adviser is Composite, a wholly-owned subsidiary of Washington Mutual, Inc., a Washington corporation. Composite serves in that capacity for other registered investment companies (constituting [__] portfolios).

Item 29.  Principal Underwriter

      (a) Composite Funds Distributor, Inc., the Distributor of the Trust, currently acts as distributor for The Sierra Trust Funds.

      (c) Not Applicable.

Item 30.  Location of Accounts and Records

          All accounts, books and other documents required to be maintained by
Section 3(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Trust, 9301 Corbin Avenue, Northridge, CA and 601 West Main Avenue, Suite 801, Spokane, Washington 99201.

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

      (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                  **********

                                    NOTICE

                                  **********

       A copy of the Agreement and Declaration of Trust of The Sierra Variable Trust (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Northridge, in the State of California on the 30th of December, 1997.


                              THE SIERRA VARIABLE TRUST


                              By:    Keith B. Pipes
                                   -----------------------------------
                                     Keith B. Pipes
                                     President

     Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment No. 12 has been signed below by the following persons in their capacities and on the date(s) indicated.


           Signature                          Title                Date
           ---------                          -----                ----
KEITH B. PIPES                         President             December 30, 1997
-------------------------------------
Keith B. Pipes
(Principal Executive Officer)

CRAIG M. MILLER                        Treasurer and Chief   December 30, 1997
-------------------------------------  Financial Officer
Craig M. Miller*
(Principal Financial and Accounting
Officer)

DAVID E. ANDERSON                      Trustee               December 30, 1997
-------------------------------------
David E. Anderson*

ARTHUR H. BERNSTEIN                    Trustee               December 30, 1997
-------------------------------------
Arthur H. Bernstein*

EDMOND R. DAVIS                        Trustee               December 30, 1997
-------------------------------------
Edmond R. Davis*

JOHN W. ENGLISH                        Trustee               December 30, 1997
-------------------------------------
John W. English*

ALFRED E. OSBORNE, JR. PH.D.           Trustee               December 30, 1997
-------------------------------------
Alfred E. Osborne, Jr., Ph.D.*

WILLIAM G. PAPESH                      Trustee               December 30, 1997
-------------------------------------
William G. Papesh


                                       Trustee               December 30, 1997
-------------------------------------
Wayne L. Attwood, MD

                                       Trustee               December 30, 1997
-------------------------------------
Kristianne Blake

                                       Trustee               December 30, 1997
-------------------------------------
Anne V. Farrell

MICHAEL K. MURPHY                      Trustee               December 30, 1997
-------------------------------------
Michael K. Murphy**

                                       Trustee               December 30, 1997
-------------------------------------
Daniel L. Pavelich

                                       Trustee               December 30, 1997
-------------------------------------
Jay Rockey

                                       Trustee               December 30, 1997
-------------------------------------
Richard C. Yancey

*By: KEITH B. PIPES
    ---------------------------------
Keith B. Pipes
Attorney-in-Fact

**By: WILLIAM G. PAPESH
     --------------------------------
William G. Papesh
Attorney-in-Fact


                                 EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION


5(a)-1 Form of Management Agreement, dated as of January __, 1998, between the Trust and Composite Research & Management Co. ("Composite").


5(b)-1 Form of Sub-Adviser Agreement, dated as of January __, 1998 between Composite and Janus Capital Corporation ("Janus") with respect to the Growth Fund and the Emerging Growth Fund.

5(b)-2 Form of Sub-Adviser Agreement, dated as of January __, 1998, between Composite and Warburg, Pincus Counsellors, Inc. ("Warburg") with respect to the International Growth Fund.

6(a) Form of Distribution Agreement, dated January __, 1998, between the Trust and Composite Funds Distributor, Inc.




11(a)-2 Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees of the Trust: William G. Papesh and Michael
           K. Murphy.